Property and equipment:	12 Months Ended
Mar. 30, 2013
Property Plant And Equipment [Abstract]
Property and equipment:
5.	Property and equipment:

The components of property and equipment are as follows:

	As of
	March 30, 2013	March 31, 2012
	(In thousands)

Land	$6,414	$6,520
Buildings	9,444	9,478
Leasehold improvements	44,770	46,944
Equipment and vehicles	2,193	2,360
Molds	1,238	1,254
Furniture and fixtures	9,599	9,983
Software and electronic equipment	20,260	19,476

	93,918	96,015
Accumulated depreciation	(66,592)	(70,219)

	$27,326	$25,796

Property and equipment, having a cost of $13.7 million and a net book value of $8.1 million at March 30, 2013, and a cost of $19.5 million and a net book value of $11.0 million at March 31, 2012, are under capital leasing arrangements.